Nature of Operations and Going Concern	12 Months Ended
Dec. 31, 2020
Nature of Operations [Abstract]
Nature of Operations and Going Concern
1.	NATURE OF OPERATIONS AND GOING CONCERN
Mountain Province Diamonds Inc. (“Mountain Province” and together with its subsidiaries collectively, the “Company”) was incorporated on December 2, 1986 under the British Columbia Company Act. The Company amended its articles and continued incorporation under the Ontario Business Corporations Act effective May 8, 2006. The Company holds a 49% interest in the operating Gahcho Kué Project (“Gahcho Kué Diamond Mine” or “GK Mine” or “GK Project”) in Canada’s Northwest Territories. The Company also owns 100% of the mineral rights of the Kennady North Project (“KNP”).
The address of the Company’s registered office and its principal place of business is 161 Bay Street, Suite 1410, PO Box 216, Toronto, ON, Canada, M5J 2S1. The Company’s shares are listed on the Toronto Stock Exchange (“TSX”) under the symbol ‘MPVD’. As of December 31, 2019, the Company was also listed on the NASDAQ under the same symbol. During the year ended December 31, 2020, the Company voluntarily delisted its common shares from the NASDAQ.
These consolidated financial statements have been prepared using the going concern basis of preparation which assumes that the Company will realize its assets and settle its liabilities in the normal course of business.
The Company experienced operating losses of $235.8
million for the year ended December 31, 2020 (2019 – operating losses of $112.9).

Included in the operating losses is an impairment loss on property, plant and equipment of $217.4 million (2019 –

$
115.8 million).
As at December 31, 2020, the Company had working capital of
$52.8 million (2019 – working capital of $99.4 million).
Amid the continuing COVID-19 pandemic, the Company has experienced liquidity challenges primarily resulting from the deferral of the normal diamond sales carried out in Antwerp, Belgium. While the Company had recently resumed its normal sales in September 2020, the risk of decreased sales volumes and realized prices, particularly through 2021, could significantly reduce 2021 revenue. On September 30, 2020, the Company entered into a senior secured revolving credit facility with Dunebridge Worldwide Ltd. (“Dunebridge”) (Note 10 and 16) for
US$25
million to reassign its previously drawn revolving credit facility (“RCF”). The COVID-19 pandemic has caused issues with respect to supply/demand imbalances and diamond sales in the near-term, particularly in 2021 along with the need to repay the Dunebridge senior secured revolving credit facility (“Dunebridge RCF”) by September 30, 2021, funding of ongoing operational costs and semi-annual interest payments on the secured notes may result in a future event of default under the terms of these debt instruments. Furthermore, due to the temporary suspension of mine operations subsequent to the year ended December 31, 2020, additional liquidity challenges have arisen.
Management will seek alternative sources of financing; however, such alternative sources of financing may not be available or at terms acceptable to the Company. Given the challenges related to COVID-19 mentioned above, alternative sources of financing will be required in the near term, in order to fund ongoing operations. The above conditions related to the diamond industry, the Company’s operations and the Company’s current financing constraints each represent a material uncertainty that results in substantial doubt as to the Company’s ability to continue as a going concern. These financial statements do not include the adjustments to the amounts and classification of assets and liabilities that would be necessary should the Company be unable to continue as a going concern. These adjustments may be material.
Failure to meet the obligations for cash calls to fund the Company’s share in the GK Mine may lead to dilution of the interest in the GK Mine.
Authorization of Financial Statements
These consolidated financial statements were approved by the Board of Directors on March
29
, 2021.